Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended		12 Months Ended				142 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]
Research and Development Expense	$ 901,685	$ 357,308	$ 3,386,439	$ 98,148	$ 3,989,081	$ 5,857,615	$ 43,125,085
Selling, general, and administrative					129,752	234,690	1,081,521
Total share-based compensation					$ 159,765	$ 298,853	$ 1,464,157